Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Schedule of premium conversion derivative liabilities measured at fair value on recurring basis using unobservable level 3 inputs

The following table provides a roll‑forward of the Company’s premium conversion derivative liabilities measured at fair value on a recurring basis using unobservable level 3 inputs (in thousands):

	For the Year Ended December 31,
	2018	2017	2016
Balance as of beginning of period	$—	$—	$345
Issuance of underlying convertible notes	—	—	505
Change in fair value of premium conversion derivative	—	—	(850)
Reversal of premium conversion derivative associated with note extinguishment	—	—	—
Redemption of underlying convertible notes	—	—	—
Balance as of end of period	$—	$—	$—